The Hartford Corporate Opportunities Fund
(formerly The Hartford Income Fund)

Summary Prospectus

The Hartford Mutual Funds

September 30, 2011

Class	Ticker
A	HTIAX
B	HTIBX
C	HTICX
R3	HTIRX
R4	HTISX
R5	HTITX
Y	HTIYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund online at www.hartfordmutualfunds.com/prospectuses.  You can also get this information at no cost by calling 1-888-843-7824 or by sending an e-mail request to orders@mysummaryprospectus.com. The Fund’s prospectus dated September 30, 2011 and statement of additional information dated March 1, 2011, as amended, along with the financial statements included in the Fund’s most recent annual report to shareholders dated October 31, 2010 are incorporated by reference into this summary prospectus.  The Fund’s statement of additional information and annual report may be obtained, free of charge, in the same manner as the Fund’s prospectus.

Investment Objective:

The Fund seeks to provide current income and long-term total return.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 31 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 151 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	R3	R4	R5	Y
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.25%	—	—
Other expenses	0.24%	0.32%	0.17%	0.27%*	0.22%*	0.17%*	0.07%
Total annual fund operating expenses	1.04%	1.87%	1.72%	1.32%	1.02%	0.72%	0.62%
Less: Contractual expense reimbursement(2)	0.09%	0.17%	0.02%	0.07%	0.07%	0.07%	—
Net operating expenses(2)	0.95%	1.70%	1.70%	1.25%	0.95%	0.65%	0.62%

(*)         Fees and expenses are estimated for the current fiscal year.

(1)          For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)          Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  0.95% (Class A), 1.70% (Class B), 1.70% (Class C), 1.25% (Class R3), 0.95% (Class R4), 0.65% (Class R5) and 0.65% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$543	$758	$990	$1,656
B	$673	$871	$1,195	$1,959
C	$273	$540	$931	$2,028
R3	$127	$411	$717	$1,584
R4	$97	$318	$556	$1,241
R5	$66	$223	$394	$888
Y	$63	$199	$346	$774

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$543	$758	$990	$1,656
B	$173	$571	$995	$1,959
C	$173	$540	$931	$2,028
R3	$127	$411	$717	$1,584
R4	$97	$318	$556	$1,241
R5	$66	$223	$394	$888
Y	$63	$199	$346	$774

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.  The Fund seeks its goal by investing primarily in a diversified portfolio consisting predominantly of corporate debt securities (including bank loans) that the sub-adviser, Hartford Investment Management Company (“Hartford Investment Management”), finds to be attractive giving consideration to both yield and total return.  The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in corporate debt instruments; this policy may be changed at any time by a vote of the Fund’s Board of Directors, with at least 60 days prior written notice to shareholders.  Corporate debt instruments in which the Fund may invest include, but are not limited to, debt securities of corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies, as well as Bank Loans, convertible debt securities and repurchase agreements for those debt securities.  The Fund invests, under normal circumstances, at least 65% of its total assets in securities rated “BBB” quality or better (by one or more NRSROs or, if unrated by an NRSRO, by the Fund’s sub-adviser) and may invest up to 35% of its total assets in non-investment grade debt securities (also known as “junk bonds”).  The Fund invests at least 65% of its total assets in debt securities with a maturity of at least one year.  The Fund may invest up to 35% of its total assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities (collectively, “Bank Loans”).  The Fund may invest up to 30% of its total assets in securities of foreign issuers and non-dollar securities (including investments in Bank Loans of foreign issuers) and 10% of its total assets in issues purchased as defaulted securities.  The Fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans.  The Fund may also utilize derivatives (primarily futures and options contracts and swap agreements) to manage portfolio risk or for other investment purposes and may trade securities actively.  While the Fund not may make direct purchases of common stock, from time to time the Fund may hold positions in common stock as a result of certain events, such as, among other things, the exercise of conversion rights or warrants, as well as restructurings or bankruptcy plans of reorganization with respect to an issuer’s securities held by the Fund.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income.  These risks are greater during periods of rising inflation.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Bank Loans and Loan Participations Risk - Bank loans and loan participations are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults.  Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.  In addition, in the event an agent bank becomes insolvent, a bank loan could be subject to settlement risks or administrative disruptions that could adversely affect the fund’s investment. It may also be difficult to obtain reliable information about a bank loan or loan participation.

Many loans are relatively illiquid or subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower.  Bank loans may also be subject to extension risk and prepayment risk.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the overall securities markets.

Swap Agreements Risk - A swap agreement is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component. Swaps can involve greater risks than direct investment in securities or other similar instruments, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Active Trading Risk - Active trading could increase the Fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described in the Fund’s prospectus.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest   8.77% (2nd quarter, 2009)   Lowest  -5.93% (3rd quarter, 2008)

The Fund’s Class A shares year-to-date return as of June 30, 2011 was 4.08%.

AVERAGE ANNUAL RETURNS. The table below shows returns for the Fund over time compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2010
(including sales charges)

			Lifetime
Share Classes	1 Year	5 Years	(since 10/31/02)
Class A - Return Before Taxes	2.29%	3.29%	4.41%
- After Taxes on Distributions	0.89%	1.46%	2.56%
- After Taxes on Distributions and Sale of Fund Shares	1.48%	1.71%	2.67%
Share Classes (Return Before Taxes)
Class B	1.32%	3.13%	4.23%
Class C	5.33%	3.46%	4.25%
Class R3	7.41%	4.54%	4.47%
Class R4	7.41%	4.54%	4.47%
Class R5	7.41%	4.54%	4.47%
Class Y	7.41%	4.54%	4.47%
Barclays Capital U.S. Corporate Index
(reflects no deduction for fees, expenses or taxes)	9.00%	6.05%	6.15%
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.13%

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Hartford Investment Management.

Portfolio Manager	Title	Involved with Fund Since

Ira Edelblum	Senior Vice President	2010

Michael Gray, CFA	Managing Director	2008

James Serhant, CFA	Senior Vice President	2010

PURCHASE AND SALE OF FUND SHARES.  Certain share classes are not available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment

Class A Class C	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50	$50

Class B	Closed to new investments	N/A

Class R3 Class R4 Class R5	No minimum initial investment Offered primarily to employer-sponsored retirement plans	None

Class Y	$1 million Offered primarily to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordmutualfunds.com, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Administrative Services Company, P.O. Box 64387, St. Paul, MN 55164-9795 to request to sell your shares.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MFSUM-CO11

September 30, 2011